SHARE CAPITAL (Detail) - Summary Of Warrants Outstanding And Issuable	6 Months Ended
Oct. 31, 2015 $ / shares shares
Warrants 1 [Member]
Outstanding Stock Options | shares	1,550,000
Exercise Price | $ / shares	$ 0.4
Expiry Date	Jan. 31, 2017
Warrants 2 [Member]
Outstanding Stock Options | shares	200,000
Exercise Price | $ / shares	$ 0.25
Expiry Date	Jan. 31, 2016
Warrants 3 [Member]
Outstanding Stock Options | shares	20,000,000
Exercise Price | $ / shares	$ 0.4
Expiry Date	Apr. 29, 2016
Warrants 4 [Member]
Outstanding Stock Options | shares	667,520
Exercise Price | $ / shares	$ 0.14
Expiry Date	Dec. 01, 2016
Warrants 5 [Member]
Outstanding Stock Options | shares	122,142
Exercise Price | $ / shares	$ 0.14266
Expiry Date	Dec. 01, 2016
Warrants 6 [Member]
Outstanding Stock Options | shares	104,119
Exercise Price | $ / shares	$ 0.165
Expiry Date	Dec. 01, 2016
Warrants 7 [Member]
Outstanding Stock Options | shares	76,723
Exercise Price | $ / shares	$ 0.17
Expiry Date	Dec. 01, 2016
Warrants 8 [Member]
Outstanding Stock Options | shares	87,818
Exercise Price | $ / shares	$ 0.17223
Expiry Date	Dec. 01, 2016
Warrants 9 [Member]
Outstanding Stock Options | shares	111,762
Exercise Price | $ / shares	$ 0.185
Expiry Date	Dec. 01, 2016
Warrants 10 [Member]
Outstanding Stock Options | shares	132,208
Exercise Price | $ / shares	$ 0.217
Expiry Date	Dec. 01, 2016
Warrants 11 [Member]
Outstanding Stock Options | shares	62,002
Exercise Price | $ / shares	$ 0.222
Expiry Date	Dec. 01, 2016
Warrants 12 [Member]
Outstanding Stock Options | shares	58,181
Exercise Price | $ / shares	$ 0.225
Expiry Date	Dec. 01, 2016
Warrants 13 [Member]
Outstanding Stock Options | shares	165,326
Exercise Price | $ / shares	$ 0.23
Expiry Date	Dec. 01, 2016
Warrants 14 [Member]
Outstanding Stock Options | shares	51,202
Exercise Price | $ / shares	$ 0.25
Expiry Date	Dec. 01, 2016
Warrants 15 [Member]
Outstanding Stock Options | shares	92,357
Exercise Price | $ / shares	$ 0.276
Expiry Date	Dec. 01, 2016
Warrants 16 [Member]
Outstanding Stock Options | shares	200,091
Exercise Price | $ / shares	$ 0.28
Expiry Date	Dec. 01, 2016
Warrants 17 [Member]
Outstanding Stock Options | shares	45,439
Exercise Price | $ / shares	$ 0.29
Expiry Date	Dec. 01, 2016
Warrants 18 [Member]
Outstanding Stock Options | shares	96,261
Exercise Price | $ / shares	$ 0.292
Expiry Date	Dec. 01, 2016
Warrants 19 [Member]
Outstanding Stock Options | shares	52,459
Exercise Price | $ / shares	$ 0.305
Expiry Date	Dec. 01, 2016
Warrants 20 [Member]
Outstanding Stock Options | shares	730,848
Exercise Price | $ / shares	$ 0.22
Expiry Date	Dec. 31, 2018
Warrants 21 [Member]
Outstanding Stock Options | shares	242,545
Exercise Price | $ / shares	$ 0.23
Expiry Date	Dec. 31, 2018
Warrants 22 [Member]
Outstanding Stock Options | shares	194,344
Exercise Price | $ / shares	$ 0.24
Expiry Date	Dec. 31, 2018
Warrants 23 [Member]
Outstanding Stock Options | shares	37,203
Exercise Price | $ / shares	$ 0.245
Expiry Date	Dec. 31, 2018
Warrants 24 [Member]
Outstanding Stock Options | shares	192,206
Exercise Price | $ / shares	$ 0.259
Expiry Date	Dec. 31, 2018
Warrants 25 [Member]
Outstanding Stock Options | shares	126,843
Exercise Price | $ / shares	$ 0.265
Expiry Date	Dec. 31, 2018
Warrants 26 [Member]
Outstanding Stock Options | shares	198,750
Exercise Price | $ / shares	$ 0.272
Expiry Date	Dec. 31, 2018